Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards	$ 145,977	$ 153,823
Purchase price allocation adjustment	10,042	12,288
Property and equipment, tax inflation adjustment	48,135	53,238
Other accrued payroll and other liabilities	41,116	41,787
Provision for contingencies, bad debts and obsolescence	15,899	23,126
Other deferred tax assets	29,316	31,177
Other deferred tax liabilities	(4,061)	(5,784)
Leases	27,052	29,216
Property and equipment - difference in depreciation rates	(20,375)	(23,200)
Valuation allowance	(204,898)	(218,674)
Net deferred tax asset	88,203	96,997
Operating loss carryforwards	505,336
Brazil
Operating Loss Carryforwards [Line Items]
Deferred tax assets, leases	200,047	240,299
Deferred tax liabilities, leases	172,995	211,083
Brazil, Colombia, Mexico, Panama and Venezuela
Operating Loss Carryforwards [Line Items]
Provision for regular expenses	13,940	$ 13,070
Expire between 2023 and 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	184,968
Expiring after 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	139,982
Do not expire
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 180,386